Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Segment Information

Note 11 – Segment Information

Non-allocated administrative and other expenses are reflected in Corporate. Corporate assets include cash, prepaid expenses, notes receivable, right of use assets and other assets.

As of September 30, 2023, and December 31, 2022, and for the three and nine months ended September 30, 2023 and 2022, respectively, information about the Company’s reportable segments consisted of the following:

Goodwill and Assets

	Corporate	Drones	Sensors	SaaS	Total
As of September 30, 2023
Goodwill	$—	$—	$18,972,896	$2,706,515	$21,679,411
Assets	$2,660,979	$12,383,293	$25,495,556	$5,510,659	$46,050,487

As of December 31, 2022
Goodwill	$—	$—	$18,972,896	$4,206,515	$23,179,411
Assets	$4,785,643	$14,930,789	$26,081,788	$8,386,654	$54,184,874

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2023 AND 2022

(UNAUDITED)

Note 11 – Segment Information - Continued

Condensed Consolidated Operating Results

	Corporate	Drones	Sensors	SaaS	Total
Three Months Ended September 30, 2023
Revenues	$—	$1,627,177	$1,755,712	$101,043	$3,483,932
Cost of sales	—	990,413	990,457	288,988	2,269,858
Income (loss) from operations	(3,229,837)	(2,288,870)	168,820	(640,226)	(5,990,113)
Other income (expense), net	(2,063,936)	35,322	(960)	(441)	(2,030,015)
Net income (loss)	$(5,293,773)	$(2,253,548)	$167,860	$(640,667)	$(8,020,128)

Three Months Ended September 30, 2022
Revenues	$—	$2,081,410	$3,256,797	$152,507	$5,490,714
Cost of sales	—	1,180,612	1,851,089	375,872	3,407,573
Income (loss) from operations	(2,233,559)	(2,688,835)	592,795	(817,731)	(5,147,330)
Other income (expense), net	6,488,327	327,066	(1,819)	(1,292)	6,812,282
Net income (loss)	$4,254,768	$(2,361,769)	$590,976	$(819,023)	$1,664,952

	Corporate	Drones	Sensors	SaaS	Total
Nine Months Ended September 30, 2023
Revenues	$—	$4,861,260	$5,610,764	$347,189	$10,819,213
Cost of sales	—	2,580,305	3,213,058	801,610	6,594,973
Income (loss) from operations	(7,240,686)	(6,626,668)	328,404	(1,484,110)	(15,023,060)
Other expense, net	(2,559,654)	(326,032)	(960)	(504)	(2,887,150)
Net income (loss)	$(9,800,340)	$(6,952,700)	$327,444	$(1,484,614)	$(17,910,210)

Nine Months Ended September 30, 2022
Revenues	$—	$7,856,573	$6,283,907	$480,085	$14,620,565
Cost of sales	—	4,339,712	3,578,184	704,540	8,622,436
Loss from operations	(8,194,751)	(7,204,483)	(217,328)	(2,401,289)	(18,017,851)
Other income (expense), net	6,491,117	3,114	(3,638)	(6,098)	6,484,495
Net loss	$(1,703,634)	$(7,201,369)	$(220,966)	$(2,407,387)	$(11,533,356)

Revenues by Geographic Area

	Drones	Sensors	SaaS	Total
Three Months Ended September 30, 2023
North America	$547,012	$570,170	$57,447	$1,174,629
Latin America	383,232	80,873	38,196	502,301
Europe, Middle East and Africa	628,768	752,583	661	1,382,012
Asia Pacific	68,165	342,502	4,739	415,406
Other	—	9,584	—	9,584
Total	$1,627,177	$1,755,712	$101,043	$3,483,932

Three Months Ended September 30, 2022
North America	$1,191,083	$1,182,218	$152,507	$2,525,808
Europe, Middle East and Africa	603,443	1,250,610	—	1,854,053
Asia Pacific	286,884	696,954	—	983,838
Other	—	127,015	—	127,015
Total	$2,081,410	$3,256,797	$152,507	$5,490,714

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2023 AND 2022

(UNAUDITED)

Note 11 – Segment Information - Continued

	Drones	Sensors	SaaS	Total
Nine Months Ended September 30, 2023
North America	$1,701,100	$1,783,481	$303,593	$3,788,174
Latin America	1,256,429	221,334	38,197	1,515,960
Europe, Middle East and Africa	1,714,967	2,611,108	661	4,326,736
Asia Pacific	188,764	949,040	4,738	1,142,542
Other	—	45,801	—	45,801
Total	$4,861,260	$5,610,764	$347,189	$10,819,213

Nine Months Ended September 30, 2022
North America	$4,473,236	$2,350,426	$480,085	$7,303,747
Europe, Middle East and Africa	2,606,120	2,400,744	—	5,006,864
Asia Pacific	777,217	1,241,632	—	2,018,849
Other	—	291,105	—	291,105
Total	$7,856,573	$6,283,907	$480,085	$14,620,565

Note 17 – Segment Information

The Company conducts the business through the following three operating segments: Drones, Sensors and SaaS.

The accounting policies of the operating segments are the same as those described in Note 2. Non-allocated administrative and other expenses are reflected in Corporate. Corporate assets include cash, prepaid expenses, notes receivable, right of use asset and other assets.

As of December 31, 2022 and 2021 and for the years then ended operating information about the Company’s reportable segments consisted of the following:

Goodwill and Assets

	Corporate	Drones	Sensors	SaaS	Total
As of December 31, 2022
Goodwill	$—	$—	$18,972,896	$4,206,515	$23,179,411
Assets	$4,785,643	$14,930,789	$26,081,788	$8,386,654	$54,184,874

As of December 31, 2021
Goodwill	$—	$12,655,577	$18,972,896	$33,238,809	$64,867,282
Assets	$14,516,466	$27,073,211	$25,548,066	$37,545,298	$104,683,041

Net (Loss) Income

	Corporate	Drones	Sensors	SaaS	Total
Year ended December 31, 2022
Revenue	$—	$9,840,321	$8,655,434	$598,670	$19,094,425
Cost of sales	—	4,762,888	5,086,993	1,026,427	10,876,308
Loss from operations (1)	(10,177,362)	(22,004,223)	10,958	(32,106,210)	(64,276,837)
Other income (expense), net	6,416,717	(356,095)	(30,893)	(6,615)	6,023,114
Net loss	$(3,760,645)	$(22,360,318)	$(19,935)	$(32,112,825)	$(58,253,723)

Year ended December 31, 2021
Revenue	$—	$2,428,858	$6,793,727	$538,367	$9,760,952
Cost of sales	—	1,474,368	3,303,286	727,054	5,504,708
Loss from operations (2)	(11,976,556)	(1,803,370)	(1,266,599)	(15,246,247)	(30,292,772)
Other income (expense), net	121,926	(16,007)	26,786	51,387	184,092
Net loss	$(11,854,630)	$(1,819,377)	$(1,239,813)	$(15,194,860)	$(30,108,680)

(1)	Includes goodwill impairment $41,687,871 for the Drone and SaaS reporting segments
(2)	Includes goodwill impairment $12,357,921 for the SaaS reporting segment

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 17 – Segment Information-Continued

Revenues by Geographic Area

	Drones	Sensors	SaaS	Total
Year ended December 31, 2022
North America	$5,320,034	$3,173,347	$598,670	$9,092,051
Europe, Middle East and Africa	3,537,463	3,309,039	—	6,846,502
Asia Pacific	982,824	1,756,253	—	2,739,077
Other	—	416,795	—	416,795
Total	$9,840,321	$8,655,434	598,670	$19,094,425

Year ended December 31, 2021
North America	$527,292	$2,235,143	$538,367	$3,300,802
Europe, Middle East and Africa	1,074,413	2,587,399	—	3,661,812
Asia Pacific	257,021	1,224,719	—	1,481,740
Other	570,132	746,466	—	1,316,598
Total	$2,428,858	$6,793,727	$538,367	$9,760,952